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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425

                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2006 through May 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


-------------------------------------------------------------------------------










-------------------------------------------------------------------------------

                                     PIONEER
                                    ---------
                                    OAK RIDGE

                                    LARGE CAP

                                     GROWTH

                                      FUND

                                   Semiannual
                                     Report

                                     5/31/07


                               [LOGO]PIONEER
                                     Investments(R)

Table of Contents
-------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              15

Schedule of Investments                                                      17

Financial Statements                                                         22

Notes to Financial Statements                                                31

Trustees, Officers and Service Providers                                     39

                                                              President's

Dear Shareowner,
-------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the 12 months ending May 31, 2007, global stock markets were supported by relatively low short-term interest rates and generally strong economies. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 23% over the 12-month period. International developed and emerging markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 39%, respectively. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned roughly 7%. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 13%.

While still strong, the rate of U.S. economic growth has slowed over the past year. That was due in large part to a slowdown in new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. But slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and U.S. economic growth has slowed, but continuing growth at a slower rate appears more likely than a recession. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has

Letter

become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, the climate for investors continues to appear generally positive, although valuations are less attractive than they were a year ago and a correction after a period of strong performance is possible. Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund

-------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07
-------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the six months ended May 31, 2007.

Q: How did the market and the Fund perform during the semiannual reporting period?

A: The U.S. stock market continued its long stretch of robust performance during the past six months, as both strong underlying fundamentals and favorable supply-and-demand factors contributed to its positive return. Looking first at fundamentals, the U.S. economy continued to grow at a moderate pace without enough of an inflation threat to prompt the Federal Reserve Board to raise interest rates. Corporate earnings growth, despite slowing somewhat during the first quarter, came in well above the market's muted expectations. Continued profit growth, in turn, enabled corporations to continue buying back stock - a distinct positive for the supply-and-demand backdrop of the market as a whole. A second important source of demand was the activity of private equity firms, which purchase public companies at a premium in order to take them private. This provided a boost not just to the stocks of companies that were taken over, but also to those seen as simply having the potential to be buyout candidates. The market's positive momentum was interrupted briefly in early March, when sentiment was temporarily depressed by concerns that the weakness in the sub-prime mortgage area would spread to the rest of the U.S. economy. This concern subsided by period end, however, and the semiannual period closed with the Standard & Poor's 500 Stock Index (S&P 500 Index) surpassing its previous all-time high set in March of 2000.

     In this environment, the Fund's Class A shares had a total return of 7.33% at net asset value for the six-month period ended May 31, 2007. The Fund underperformed the 10.14% and 10.29% returns, respectively, for its benchmarks - the Russell 1000(R) Growth Index (the Russell Index) and the Standard and Poor's 500 Index (the S&P 500). The Fund also underperformed the 8.90% average return of the 756 funds in its Lipper peer group, Large Cap Growth Funds.

Pioneer Oak Ridge Large Cap Growth Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Why did the Fund underperform?

A: Our focus is on finding stocks with exceptionally good long-term growth stories and a high level of visibility with regard to future growth. Unfortunately, this approach was out-of-favor in a speculative environment that was fueled in part by investors' search for stocks likely to be bought out by private equity firms. The result was that while many of the Fund's holdings performed well, it was unable to keep pace with the market in the short term. From a longer-term standpoint, however, we believe our patience in holding reasonably valued, fundamentally sound companies will pay off.

     An example of a strong company whose stock underperformed was Ecolab, which provides cleaning and sanitation services to businesses. Its shares trended lower during the period despite the fact that the company has robust earnings growth, favorable prospects for international expansion, and good visibility with regard to future earnings. Similarly, we believe Staples - whose stock lost ground during the past six months - is one of the best-positioned retailers in the country. Staples is outmaneuvering its competitors and, because its primary customers are corporations, it is well positioned to capitalize on the strength in business spending. Despite the Fund's recent underperformance, we believe our patience will ultimately be rewarded as the intrinsic value in companies such as these is recognized by the market.

Q:   In what sectors did the Fund underperform?

A: The Fund's most significant underperformance occurred in the health care sector, where the biotechnology stocks Amgen and Genentech gave up ground. Both have been long-term winners for the Fund, but both came under pressure due to concerns about slowing sales growth for key products - the anemia drug Epogen

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07                            (continued)
--------------------------------------------------------------------------------

     in the case of Amgen, and the cancer drug Avastin for Genentech. We have since eliminated the Fund's position in Amgen and have reduced its position in Genentech. Also in health care, we held positions in stocks - such as Allergan - that were essentially flat in a rising market and were therefore unable to make up the performance shortfall in biotech.

     The consumer sector also was another area in which the Fund's holdings underperformed. In addition to Staples, our positions in Best Buy, Coach and Target failed to keep pace with the retail sector as a whole. Believing all three to be excellent companies with significant competitive advantages, we are maintaining the Fund's positions in these stocks.

Q:   What elements of the Fund's positioning helped performance?

A: We generated the largest margin of outperformance in the energy sector, where both of the Fund's positions, XTO Energy and Schlumberger, delivered strong returns. XTO is a longstanding Fund holding that has consistently outpaced its peers due to the strong growth in its reserves, production and earnings. Schlumberger, meanwhile, is a newer holding that we purchased in the second half of 2006 upon selling the Fund's holding in Apache at a profit. Compared to Apache, which is heavily exposed to the North American natural gas market, we believe Schlumberger is attractive due to its well-diversified worldwide drilling operations.

     Also adding value was our stock selection in the industrials sector, where a position in Precision Castparts was the leading contributor to performance. A manufacturer of engineered airplane parts, the company has capitalized on both growing demand from the emerging markets as well as airlines' need to replace planes in their aging fleets.

     The Fund's third-best sector was technology, where shares of Apple Computer
     - a position we added to early in 2007 - staged a strong rally. The company's success story has continued as rising sales of personal computers and the favorable prospects for its new iPhone have outweighed concerns about the slowing sales of iPods. The Internet giant Google was another substantial winner for the Fund. Also gaining ground were four stocks we held through sluggish performance in 2006: Microchip Technology, Texas Instruments, Corning, and Qualcomm. We believe the recoveries in

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     these holdings illustrates the value of being patient during short-term weakness in otherwise attractive investments.

Q:   What is your outlook for growth stocks?

A: Coming into this year, the companies in the S&P 500 Index had delivered double-digit earnings growth for thirteen consecutive quarters. This streak was broken in the first quarter of 2007, when earnings growth - despite exceeding analyst expectations - came in just above 8%. Notably, profit margins narrowed - likely a reflection of the fact that many companies have already cut expenses as far as possible and now face rising costs. We therefore continue to focus on companies with strong top-line growth. Specifically, we are drilling down to find companies not just with strong sales by dollar volume, which can be skewed higher by the weakness in the U.S. dollar, but with strong unit sales growth. In this way, we believe we can identify the companies with the most attractive prospects for organic growth. With this as background, we are encouraged by the fact that 96% of the companies held in the Fund met or exceeded earnings expectations in the first quarter, as compared to 77% of the companies in the Russell 1000[RegTM] Growth Index. In an environment of slower earnings growth for the broader market, we believe investors will gravitate to the type of fundamentally sound growth companies we hold in the Fund.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                      88.7%
Temporary Cash Investments                                               7.8%
Depositary Receipts for International Stocks                             3.5%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                  30.5%
Health Care                                                             16.4%
Consumer Discretionary                                                  14.8%
Industrials                                                             13.6%
Financials                                                              10.6%
Consumer Staples                                                         6.6%
Energy                                                                   4.8%
Materials                                                                1.5%
Telecommunication Services                                               1.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Microsoft Corp.                                                  3.64%
 2.    General Electric Co.                                             3.57
 3.    Precision Castparts Corp.                                        3.19
 4.    Cisco Systems, Inc.                                              3.05
 5.    Staples, Inc.                                                    2.88
 6.    Google, Inc.                                                     2.82
 7.    Apple, Inc.                                                      2.81
 8.    Qualcomm, Inc.                                                   2.79
 9.    XTO Energy, Inc.                                                 2.62
10.    Genentech, Inc.                                                  2.53

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.
8

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-------------------------------------------------------------------------------

Net Asset Value Per Share
-------------------------------------------------------------------------------

    Class        5/31/07            11/30/06
   -------      ---------          ---------
      A           $14.69             $13.69
      B           $14.29             $13.37
      C           $14.34             $13.42
      R           $14.38             $13.41
      Y           $14.83             $13.82

Distributions Per Share
-------------------------------------------------------------------------------

                             12/1/06 - 5/31/07
                             -----------------
                Net Investment     Short-Term        Long-Term
    Class           Income        Capital Gains     Capital Gains
    -----           ------        -------------     -------------
      A            $     -         $     -           $0.0038
      B            $     -         $     -           $0.0038
      C            $     -         $     -           $0.0038
      R            $     -         $     -           $0.0038
      Y            $0.0240         $     -           $0.0038

-------------------------------------------------------------------------------
INDEX DEFINITIONS
-------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-14.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                    CLASS A SHARES
-------------------------------------------------------------------------------

Investment Returns
-------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index and the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of May 31, 2007)
                                       Net Asset         Public Offering
Period                                Value (NAV)         Price (POP)
Life-of-Fund
(3/1/99)                                 3.67%                2.93%
 5 Years                                 6.51                 5.25
 1 Year                                 14.83                 8.26
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                         Gross                  Net
                                         1.27%                 1.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer
       Oak Ridge   Russell    Standard &
       Large Cap   1000       Poor's
        Growth     Growth     500
         Fund      Index      Index
3/99      9425     10000      10000
5/01     10350      8527      10022
5/03      8266      6218       7939
5/05     10260      7583      10167
5/07     12280      9688      13560

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 2004 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                     CLASS B SHARES
-------------------------------------------------------------------------------

Investment Returns
-------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of May 31, 2007)
                                                 If             If
Period                                          Held         Redeemed
Life-of-Fund
(3/1/99)                                       2.86%          2.86%
5 Years                                        5.64           5.64
1 Year                                        13.93           9.93
-------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                               Gross           Net
                                               2.28%          2.10%

-------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer
       Oak Ridge    Russell      Standard &
       Large Cap    1000         Poor's
        Growth      Growth       500
         Fund       Index        Index
3/99     10000      10000       10000
5/99      9754       9705       10142
         10608      12131       11204
5/01     10807       8527       10022
          9285       6747        8636
5/03      8503       6218        7939
          9886       7338        9394
5/05     10387       7583       10167
         10723       8049       11044
5/07     12217       9688       13560

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2008, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                              CLASS C SHARES
-------------------------------------------------------------------------------
Investment Returns

--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of May 31, 2007)
                                    If              If
Period                             Held          Redeemed
Life-of-Fund
(3/1/99)                           2.90%           2.90%
 5 Years                           5.71            5.71
 1 Year                           13.96           13.96
-------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                   Gross            Net
                                   2.00%           2.00%
-------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

         Pioneer
        Oak Ridge    Russell     Standard &
        Large Cap    1000        Poor's
         Growth      Growth      500
          Fund       Index       Index
3/99      10000      10000       10000
5/01      10807       8527       10022
5/03       8503       6218        7939
5/05      10396       7583       10167
5/07      12258       9688       13560

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                    CLASS R SHARES
-------------------------------------------------------------------------------
Investment Returns
-------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of May 31, 2007)
                                             If            If
Period                                      Held        Redeemed
Life-of-Fund
(3/1/99)                                   3.09%         3.09%
5 Years                                    5.87          5.87
1 Year                                    14.65         14.65
-------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                           Gross          Net
                                           1.61%         1.45%
-------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer
        Oak Ridge      Russell     Standard &
        Large Cap      1000        Poor's
         Growth        Growth      500
         Fund          Index       Index
3/99     10000        10000        10000
5/01     10866         8527        10022
5/03      8592         6218         7939
5/05     10440         7583        10167
5/07     12446         9688        13560

Call 1-800-225-6292 or www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on February 17, 2004, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after February 17, 2004, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2008, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class R shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                               CLASS Y SHARES
-------------------------------------------------------------------------------\

Investment Returns
-------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of May 31, 2007)
                                       If          If
Period                                Held      Redeemed
Life-of-Fund
(3/1/99)                              3.80%       3.80%
5 Years                               6.73        6.73
1 Year                               15.31       15.31
-------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                        Gross       Net
                                       0.80%       0.80%
-------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer
          Oak Ridge         Russell       Standard &
          Large Cap         1000          Poor's
           Growth           Growth        500
            Fund            Index         Index
3/99       10000           10000         10000
5/01       10984            8527         10022
5/03        8773            6218          7939
5/05       10912            7583         10167
5/07       13165            9688         13560

Call 1-800-225-6292 or www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on actual returns from December 1, 2006 through May 31, 2007

Actual
Share Class                  A              B              C              R              Y
-----------------------------------------------------------------------------------------------
Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 12/1/06

Ending Account           $1,073.30      $1,069.10      $1,068.90      $1,075.20      $1,072.60
Value On 5/31/07

Expenses Paid            $    6.20      $   10.83      $   10.16      $    7.50      $    4.44
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 1.97%, 1.45%, and 0.86% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
-------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2006 through May 31, 2007

Hypothetical
Share Class                  A              B              C              R              Y
----------------------------------------------------------------------------------------------
Beginning Account        $1,000.00       $1,000.00      $1,000.00      $1,000.00     $1,000.00
Value On 12/1/06

Ending Account           $1,018.95       $1,014.46      $1,015.11      $1,017.70     $1,020.64
Value On 5/31/07

Expenses Paid            $    6.04       $   10.55      $    9.90      $    7.29     $    4.33
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 1.97%, 1.45%, and 0.86% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)
-------------------------------------------------------------------------------

 Shares                                                                   Value
              COMMON STOCKS - 96.6%
              Energy - 4.7%
              Oil & Gas Equipment & Services - 2.2%
 270,530      Schlumberger, Ltd.                                 $   21,066,171
                                                                 --------------
              Oil & Gas Exploration & Production - 2.5%
 428,600      XTO Energy, Inc.                                   $   24,863,086
                                                                 --------------
              Total Energy                                       $   45,929,257
                                                                 --------------
              Materials - 1.5%
              Specialty Chemicals - 1.5%
 334,035      Ecolab, Inc.                                       $   14,413,610
                                                                 --------------
              Total Materials                                    $   14,413,610
                                                                 --------------
              Capital Goods - 13.1%
              Aerospace & Defense - 7.5%
 201,300      Boeing Co.                                         $   20,248,767
 253,335      Precision Castparts Corp.                              30,288,733
 328,950      United Technologies Corp.                              23,207,423
                                                                 --------------
                                                                 $   73,744,923
                                                                 --------------
              Industrial Conglomerates - 3.4%
 900,880      General Electric Co. (b)                           $   33,855,070
                                                                 --------------
              Industrial Machinery - 2.2%
 290,880      Danaher Corp.                                      $   21,379,680
                                                                 --------------
              Total Capital Goods                                $  128,979,673
                                                                 --------------
              Consumer Durables & Apparel - 2.1%
              Apparel, Accessories & Luxury Goods - 2.1%
 399,935      Coach, Inc.*                                       $   20,540,662
                                                                 --------------
              Total Consumer Durables & Apparel                  $   20,540,662
                                                                 --------------
              Consumer Services - 1.9%
              Hotels, Resorts & Cruise Lines - 1.9%
 400,880      Marriott International, Inc.                       $   18,460,524
                                                                 --------------
              Total Consumer Services                            $   18,460,524
                                                                 --------------
              Media - 3.9%
              Broadcasting & Cable TV - 2.0%
 702,642      Comcast Corp.*                                     $   19,259,417
                                                                 --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                               Value
              Movies & Entertainment - 1.9%
  870,530     News Corp, Inc.                                    $   19,230,008
                                                                 --------------
              Total Media                                        $   38,489,425
                                                                 --------------
              Retailing - 6.4%
              Computer & Electronics Retail - 1.6%
  325,965     Best Buy Co., Inc.                                 $   15,740,850
                                                                 --------------
              General Merchandise Stores - 2.0%
  313,155     Target Corp.                                       $   19,550,267
                                                                 --------------
              Specialty Stores - 2.8%
1,091,937     Staples, Inc.                                      $   27,363,941
                                                                 --------------
              Total Retailing                                    $   62,655,058
                                                                 --------------
              Food & Drug Retailing - 1.8%
              Drug Retail - 1.8%
  398,775     Walgreen Co.                                       $   17,996,716
                                                                 --------------
              Total Food & Drug Retailing                        $   17,996,716
                                                                 --------------
              Food, Beverage & Tobacco - 2.2%
              Soft Drinks - 2.2%
  309,653     PepsiCo, Inc.                                      $   21,158,589
                                                                 --------------
              Total Food, Beverage & Tobacco                     $   21,158,589
                                                                 --------------
              Household & Personal Products - 2.4%
              Household Products - 2.4%
  368,775     Procter & Gamble Co.                               $   23,435,651
                                                                 --------------
              Total Household & Personal Products                $   23,435,651
                                                                 --------------
              Health Care Equipment & Services - 5.7%
              Health Care Equipment - 3.7%
  312,105     Medtronic, Inc.                                    $   16,594,623
  228,775     Zimmer Holdings, Inc.*                                 20,145,927
                                                                 --------------
                                                                 $   36,740,550
                                                                 --------------
              Managed Health Care - 2.0%
  241,215     Wellpoint, Inc.*                                   $   19,637,313
                                                                 --------------
              Total Health Care Equipment & Services             $   56,377,863
                                                                 --------------
              Pharmaceuticals & Biotechnology - 10.1%
              Biotechnology - 2.4%
  301,230     Genentech, Inc.*                                   $   24,029,117
                                                                 --------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

  Shares                                                         Value
              Life Sciences Tools & Services - 2.1%
  368,600     Thermo Fisher Scientific, Inc.*           $   20,125,560
                                                        --------------
              Pharmaceuticals - 5.6%
  368,070     Abbott Laboratories                       $   20,740,745
  134,915     Allergan, Inc.                                16,800,965
  314,915     Novartis AG (A.D.R.)                          17,691,925
                                                        --------------
                                                        $   55,233,635
                                                        --------------
              Total Pharmaceuticals & Biotechnology     $   99,388,312
                                                        --------------
              Diversified Financials - 7.2%
              Consumer Finance - 2.0%
  295,090     American Express Co.                      $   19,174,948
                                                        --------------
              Investment Banking & Brokerage - 4.2%
1,026,150     Charles Schwab Corp.                      $   23,057,591
  745,620     Invesco Plc (A.D.R.)*                         17,932,161
                                                        --------------
                                                        $   40,989,752
                                                        --------------
              Specialized Finance - 1.0%
   70,525     IntercontinentalExchange, Inc.*(b)        $   10,221,894
                                                        --------------
              Total Diversified Financials              $   70,386,594
                                                        --------------
              Insurance - 3.0%
              Life & Health Insurance - 2.1%
  388,950     Aflac, Inc.                               $   20,559,897
                                                        --------------
              Property & Casualty Insurance - 0.9%
  140,700     MBIA, Inc.                                $    9,363,585
                                                        --------------
              Total Insurance                           $   29,923,482
                                                        --------------
              Software & Services - 15.2%
              Application Software - 2.0%
  451,015     Adobe Systems, Inc.*                      $   19,880,741
                                                        --------------
              Data Processing & Outsourced Services - 2.9%
  337,017     Iron Mountain, Inc.*(b)                   $    9,264,597
  472,815     Paychex, Inc.                                 19,101,726
                                                        --------------
                                                        $   28,366,323
                                                        --------------
              Home Entertainment Software - 1.8%
  352,460     Electronic Arts, Inc.*                    $   17,224,720
                                                        --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
-------------------------------------------------------------------------------

    Shares                                                                Value
             Internet Software & Services - 2.7%
     53,680  Google, Inc.*                                       $   26,719,220
                                                                 --------------
             IT Consulting & Other Services - 2.3%
    285,500  Cognizant Tech Solutions Corp.*                     $   22,428,880
                                                                 --------------
             Systems Software - 3.5%
  1,125,095  Microsoft Corp. (b)                                 $   34,506,664
                                                                 --------------
             Total Software & Services                           $  149,126,548
                                                                 --------------
             Technology Hardware & Equipment - 10.0%
             Communications Equipment - 7.3%
  1,074,045  Cisco Systems, Inc.*                                $   28,913,291
    665,095  Corning, Inc.*                                          16,627,375
    617,025  Qualcomm, Inc.                                          26,501,224
                                                                 --------------
                                                                 $   72,041,890
                                                                 --------------
             Computer Hardware - 2.7%
    219,475  Apple, Inc.*                                        $   26,679,381
                                                                 --------------
             Total Technology Hardware & Equipment               $   98,721,271
                                                                 --------------
             Semiconductors - 4.3%
    500,525  Microchip Technology                                $   20,311,305
    608,080  Texas Instruments, Inc.                                 21,501,709
                                                                 --------------
                                                                 $   41,813,014
                                                                 --------------
             Total Semiconductors                                $   41,813,014
                                                                 --------------
             Telecommunication Services - 1.2%
             Wireless Telecommunication Services - 1.2%
    318,014  Metro PCS Communications, Inc.*                     $   11,340,377
                                                                 --------------
             Total Telecommunication Services                    $   11,340,377
                                                                 --------------
             TOTAL COMMON STOCKS
             (Cost $781,601,777)                                 $  949,136,626
                                                                 --------------
Principal
 Amount
             TEMPORARY CASH INVESTMENTS - 8.1%
             Repurchase Agreement - 3.4%
$33,900,000  UBS Warburg, Inc., 4.95%, dated 5/31/07,
             repurchase price of $33,900,000 plus accrued
             interest on 6/1/07 collateralized by $34,025,000
             U.S. Treasury Bill, 4.75%, 12/31/08                 $   33,900,000
                                                                  --------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

    Shares                                                                               Value
             Security Lending Collateral - 4.7%
46,339,437   Securities Lending Investment Fund, 5.26%                          $   46,339,437
                                                                                --------------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $80,239,437)                                                 $   80,239,437
                                                                                --------------
             TOTAL INVESTMENT IN SECURITIES - 104.7%
             (Cost $861,841,214) (a)                                            $1,029,376,063
                                                                                --------------
             OTHER ASSETS AND LIABILITIES - (4.7)%                              $ (46,386,007)
                                                                               ---------------
             TOTAL NET ASSETS - 100.0%                                          $  982,990,056
                                                                               ===============

     (A.D.R.) American Depositary Receipt

     *    Non-income producing security.

     (a) At May 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $863,770,455 was as follows:

          Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                                        $172,778,983
          Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                                          (7,173,375)
                                                                                --------------
          Net unrealized gain                                                     $165,605,608
                                                                                ==============

     (b)  At April 30, 2007, the following securities were out on loan:

        Shares     Security                                     Value
     330,174       General Electric Co.                       $12,407,939
     128,400       Iron Mountain, Inc.*                         6,529,716
     531,888       Microsoft Corp.                             16,313,005
      69,820       IntercontinentalExchange, Inc.*             10,119,711
                                                              -----------
                   Total                                      $45,370,371
                                                              ===========

     Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2007 aggregated $224,876,277 and $277,960,259, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/07 (unaudited)
-------------------------------------------------------------------------------

ASSETS:
 Investment in securities (including securities loaned of
  $45,370,371) (cost $861,841,214)                             $1,029,376,063
 Receivables -
   Fund shares sold                                                 1,980,967
   Dividends, interest and foreign taxes withheld                     593,162
   Due from Pioneer Investment Management, Inc.                        26,420
 Other                                                                165,499
                                                               --------------
     Total assets                                              $1,032,142,111
                                                               --------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $    1,754,896
    Upon return of securities loaned                               46,339,437
  Due to bank                                                         744,090
  Due to affiliates                                                   185,577
  Accrued expenses                                                    128,055
                                                               --------------
     Total liabilities                                         $   49,152,055
                                                               --------------
NET ASSETS:
  Paid-in capital                                              $  833,638,695
  Undistributed net investment income                                 688,411
  Accumulated net realized loss on investments                    (18,871,899)
  Net unrealized gain on investments                              167,534,849
                                                               --------------
     Total net assets                                          $  982,990,056
                                                               ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $253,474,160/17,249,413 shares)            $        14.69
                                                               ==============
  Class B (based on $31,150,398/2,180,559 shares)              $        14.29
                                                               --------------
  Class C (based on $73,816,144/5,146,972 shares)              $        14.34
                                                               ==============
  Class R (based on $2,186,697/152,102 shares)                 $        14.38
                                                               ==============
  Class Y (based on $622,362,657/41,972,865 shares)            $        14.83
                                                               ==============
MAXIMUM OFFERING PRICE:
 Class A ($14.69 [divided by] 94.25%)                          $        15.59
                                                               ==============

22    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-------------------------------------------------------------------------------
For the Six Months Ended 5/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $69,583)            $4,939,158
  Interest                                                         1,082,892
  Income from securities loaned, net                                  24,350
                                                               -------------
     Total investment income                                                     $ 6,046,400
                                                                                 -----------
EXPENSES:
  Management fees                                                 $3,635,516
  Transfer agent fees and expenses
    Class A                                                          299,240
    Class B                                                           83,132
    Class C                                                           68,709
    Class R                                                            2,285
    Class Y                                                          176,811
  Distribution fees
    Class A                                                          320,753
    Class B                                                          161,058
    Class C                                                          373,727
    Class R                                                            5,078
  Administrative reimbursements                                      109,066
  Custodian fees                                                      22,335
  Registration fees                                                   25,744
  Professional fees                                                   42,805
  Printing expense                                                    24,550
  Fees and expenses of nonaffiliated trustees                          6,292
  Miscellaneous                                                        7,559
                                                                ------------
     Total expenses                                                              $ 5,364,660
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                           (127,502)
     Less fees paid indirectly                                                      (18,987)
                                                                                 -----------
     Net expenses                                                                $ 5,218,171
                                                                                 -----------
       Net investment income                                                     $   828,229
                                                                                 -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                               $28,968,308
                                                                                 -----------
  Change in net unrealized gain on investments                                   $39,878,454
                                                                                 -----------
    Net gain on investments                                                      $68,846,762
                                                                                 -----------
    Net increase in net assets resulting from operations                         $69,674,991
                                                                                 ===========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
For the Six Months Ended 5/31/07 and the Year Ended 11/30/06, respectively

                                                            Six Months Ended
                                                                5/31/07           Year Ended
                                                              (unaudited)          11/30/06
FROM OPERATIONS:
Net investment income                                       $      828,229      $     912,723
Net realized gain on investments                                28,968,308         22,432,424
Change in net unrealized gain on investments                    39,878,454          2,184,989
                                                            --------------      --------------
    Net increase in net assets resulting from operations    $   69,674,991      $  25,530,136
                                                            --------------      --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class Y ($0.02 and $0.00 per share, respectively)       $   (1,052,541)     $           -
Net realized gain:
    Class A ($0.00 and $0.07 per share, respectively)              (72,259)        (1,284,360)
    Class B ($0.00 and $0.07 per share, respectively)               (9,459)          (173,038)
    Class C ($0.00 and $0.07 per share, respectively)              (21,461)          (386,003)
    Class R ($0.00 and $0.07 per share, respectively)                 (548)            (9,592)
    Class Y ($0.00 and $0.07 per share, respectively)             (166,653)        (2,887,562)
                                                            --------------      --------------
      Total distributions to shareowners                    $   (1,322,921)     $  (4,740,555)
                                                            --------------      --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  127,768,087      $ 355,682,888
Reinvestment of distributions                                      796,096          3,595,890
Cost of shares repurchased                                    (183,155,111)      (303,607,527)
                                                            --------------      --------------
     Net increase (decrease) in net assets resulting
     from Fund share transactions                           $  (54,590,928)     $  55,671,251
                                                            --------------     --------------
    Net increase in net assets                              $   13,761,142      $  76,460,832
NET ASSETS:
Beginning of period                                            969,228,914        892,768,082
                                                            --------------     --------------
End of period                                               $  982,990,056      $ 969,228,914
                                                            ==============     ==============
Undistributed net investment income                         $      688,411      $     912,723
                                                            ==============     ==============

24    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount       '06 Shares       '06 Amount
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                         2,166,910    $   30,535,498      8,191,151     $  109,751,665
Reinvestment of distributions           4,800            66,013         85,347          1,162,188
Less shares repurchased            (4,061,336)      (57,119,401)    (8,751,071)      (116,279,346)
                                   ----------    --------------     ----------     --------------
    Net decrease                   (1,889,626)   $  (26,517,890)      (474,573)    $   (5,365,493)
                                   ==========    ==============     ==========     ==============
CLASS B
Shares sold                           131,244    $    1,800,841        614,098     $    8,113,890
Reinvestment of distributions             621             8,345         10,806            144,611
Less shares repurchased              (520,303)       (7,119,416)    (1,208,919)       (15,765,073)
                                   ----------    --------------     ----------     --------------
    Net decrease                     (388,438)   $   (5,310,230)      (584,015)    $   (7,506,572)
                                   ==========    ==============     ==========     ==============
CLASS C
Shares sold                           538,031    $    7,389,534      2,327,882     $   30,735,934
Reinvestment of distributions           1,038            13,988         18,024            240,275
Less shares repurchased            (1,146,567)      (15,809,207)    (1,882,231)       (24,327,004)
                                   ----------    --------------     ----------     --------------
    Net increase (decrease)          (607,498)   $   (8,405,685)       463,675     $    6,649,205
                                   ==========    ==============     ==========     ==============
CLASS R
Shares sold                            13,988    $      192,771         82,991     $    1,094,438
Reinvestment of distributions              37               503            661              8,800
Less shares repurchased                (5,048)          (69,391)       (12,718)          (166,725)
                                   ----------    --------------     ----------     --------------
    Net increase                        8,977    $      123,883         70,934     $      936,513
                                   ==========    ==============     ==========     ==============
CLASS Y
Shares sold                         6,205,284    $   87,849,443     15,462,003     $  205,986,961
Reinvestment of distributions          51,065           707,247        148,690          2,040,016
Less shares repurchased            (7,247,767)     (103,037,696)   (10,987,807)      (147,069,379)
                                   ----------    --------------    -----------     --------------
    Net increase (decrease)          (991,418)   $  (14,481,006)     4,622,886     $   60,957,598
                                   ==========    ==============     ==========     ==============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended
                                                               5/31/07      Year Ended Year Ended  Year Ended  Year Ended Year Ended
CLASS A                                                      (unaudited)     11/30/06   11/30/05  11/30/04 (a) 11/30/03   11/30/02
Net asset value, beginning of period                         $    13.69     $  13.42   $  12.51     $ 11.18    $ 10.74    $  12.41
                                                              ---------      -------   --------     -------    --------   -------
Increase (decrease) from investment operations:
  Net investment income (loss)                               $        -(b)  $  (0.01)  $  (0.01)    $ (0.01)   $ (0.11)   $  (0.10)
  Net realized and unrealized gain (loss) on investments           1.00         0.35       1.32        1.34       1.17       (1.57)
                                                              ---------     --------   --------     -------    -------    --------
   Net increase (decrease) from investment operations        $     1.00     $   0.34   $   1.31     $  1.33    $  1.06    $  (1.67)
Distributions to shareowners:                                 ---------     --------
  Net investment income                                               -            -      (0.01)          -          -           -
  Net realized gain                                                   -(b)     (0.07)     (0.39)          -      (0.62)          -
                                                             ----------     --------   --------     -------    -------    --------
Net increase (decrease) in net asset value                   $     1.00     $   0.27   $   0.91     $  1.33    $  0.44    $  (1.67)
                                                             ----------     --------   --------     -------    -------    --------
Net asset value, end of period                               $    14.69     $  13.69   $  13.42     $ 12.51    $ 11.18    $  10.74
                                                             ==========     ========   ========     =======    =======    ========
Total return*                                                      7.33%        2.52%     10.51%      11.90%     10.63%     (13.46)%
Ratio of net expenses to average net assets+                       1.21%**      1.20%      1.30%       1.57%      2.00%       2.00%
Ratio of net investment income (loss) to average net assets+       0.04%**     (0.04)%    (0.28)%     (0.11)%    (1.06)%     (1.00)%
Portfolio turnover rate                                              48%**        41%       140%         29%        53%         26%
Net assets, end of period (in thousands)                     $  253,474     $262,081   $263,117     $37,193    $ 8,640    $  8,069
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                     1.29%**      1.27%      1.30%       2.42%      2.77%       3.21%
  Net investment loss                                             (0.04)%**    (0.11)%    (0.28)%     (0.97)%    (1.83)%     (2.21)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.20%**      1.20%      1.30%       1.57%      2.00%       2.00%
 Net investment income (loss)                                      0.05%**     (0.04)%    (0.28)%     (0.11)%    (1.06)%     (1.00)%

(a) Effective February 13, 2004, PIM became the advisor of the Fund and simultaneously Oak Ridge LLC became the sub-advisor.
(b)  Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

26    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 Six Months
                                                                                   Ended                            2/17/04 (a)
                                                                                  5/31/07     Year Ended Year Ended      to
CLASS B                                                                         (unaudited)    11/30/06   11/30/05    11/30/04
Net asset value, beginning of period                                             $  13.37      $ 13.22    $ 12.44   $   11.86
                                                                                 --------      -------    -------   ---------
Increase (decrease) from investment operations:
  Net investment loss                                                            $  (0.06)     $ (0.14)   $ (0.06)  $   (0.02)
  Net realized and unrealized gain on investments                                    0.98         0.36       1.23        0.60
                                                                                 --------      -------    -------   ---------
    Net increase from investment operations                                      $   0.92      $  0.22    $  1.17   $    0.58
Distributions to shareowners:
  Net realized gain                                                                     -(b)     (0.07)     (0.39)          -
                                                                                 --------      -------    -------   ---------
Net increase in net asset value                                                  $   0.92      $  0.15    $  0.78   $    0.58
                                                                                 --------      -------    -------   ---------
Net asset value, end of period                                                   $  14.29      $ 13.37    $ 13.22   $   12.44
                                                                                 ========      =======    =======   =========
Total return*                                                                        6.91%        1.65%      9.41%       4.89%***
Ratio of net expenses to average net assets+                                         2.12%**      2.11%      2.15%       2.53%**
Ratio of net investment loss to average net assets+                                 (0.88)%**    (0.95)%    (1.13)%     (0.72)%**
Portfolio turnover rate                                                                48%**        41%       140%         29%
Net assets, end of period (in thousands)                                         $ 31,150      $34,354    $41,685   $   4,161
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                        2.31%**      2.28%      2.26%       2.94%**
 Net investment loss                                                                (1.07)%**    (1.12)%    (1.24)%     (1.13)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        2.10%**      2.10%      2.14%       2.52%**
 Net investment loss                                                                (0.86)%**    (0.94)%    (1.12)%     (0.72)%**

(a)  Class B shares were first publicly offered on February 17, 2004.
(b)  Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    27

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 Six Months
                                                                                   Ended                            2/17/04 (a)
                                                                                  5/31/07     Year Ended Year Ended      to
CLASS C                                                                         (unaudited)    11/30/06   11/30/05    11/30/04
Net asset value, beginning of period                                            $   13.42      $ 13.25    $ 12.45   $   11.86
                                                                                ---------      -------    -------   ---------
Increase (decrease) from investment operations:
  Net investment loss                                                           $   (0.05)     $ (0.11)   $ (0.09)  $   (0.01)
  Net realized and unrealized gain on investments                                    0.97         0.35       1.28        0.60
                                                                                ---------      -------    -------   ---------
    Net increase from investment operations                                     $    0.92      $  0.24    $  1.19   $    0.59
Distributions to shareowners:
  Net realized gain                                                                     -(b)     (0.07)     (0.39)          -
                                                                                ---------      -------    -------   ---------
Net increase in net asset value                                                 $    0.92      $  0.17    $  0.80   $    0.59
                                                                                ---------      -------    -------   ---------
Net asset value, end of period                                                  $   14.34      $ 13.42    $ 13.25   $   12.45
                                                                                =========      =======    =======   =========
Total return*                                                                        6.89%        1.80%      9.57%       4.97%***
Ratio of net expenses to average net assets+                                         1.98%**      2.00%      2.09%       2.39%**
Ratio of net investment loss to average net assets+                                 (0.74)%**    (0.83)%    (1.08)%     (0.40)%**
Portfolio turnover rate                                                                48%**        41%       140%         29%
Net assets, end of period (in thousands)                                        $  73,816      $77,206    $70,096   $  14,601
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                        1.98%**      2.00%      2.09%       2.71%**
 Net investment loss                                                                (0.74)%**    (0.83)%    (1.08)%     (0.72)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        1.97%**      2.00%      2.09%       2.38%**
 Net investment loss                                                                (0.73)%**    (0.83)%    (1.08)%     (0.40)%**

(a)  Class C shares were first publicly offered on February 17, 2004.
(b)  Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized.
+    Ratios with no reduction for fees paid indirectly.

28    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                                Six Months
                                                                                   Ended                             2/17/04 (a)
                                                                                  5/31/07     Year Ended Year Ended     to
CLASS R                                                                         (unaudited)    11/30/06   11/30/05   11/30/04
Net asset value, beginning of period                                            $   13.41      $ 13.17    $ 12.32    $   11.86
                                                                                ---------      -------    -------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                                            $   (0.01)     $ (0.03)   $ (0.04)   $   (0.01)
 Net realized and unrealized gain on investments                                     0.98         0.34       1.28         0.47
                                                                                ---------      -------    -------    ---------
   Net increase from investment operations                                      $    0.97      $  0.31    $  1.24    $    0.46
Distributions to shareowners:
  Net realized gain                                                                     -(b)     (0.07)     (0.39)           -
                                                                                ---------      -------    -------    ---------
Net increase in net asset value                                                 $    0.97      $  0.24    $  0.85    $    0.46
                                                                                ---------      -------    -------    ---------
Net asset value, end of period                                                  $   14.38      $ 13.41    $ 13.17    $   12.32
                                                                                =========      =======    =======    =========
Total return*                                                                        7.26%        2.34%     10.08%        3.88%***
Ratio of net expenses to average net assets+                                         1.45%**      1.45%      1.55%        1.78%**
Ratio of net investment loss to average net assets+                                 (0.20)%**    (0.27)%    (0.51)%      (0.15)%**
Portfolio turnover rate                                                                48%**        41%       140%          29%
Net assets, end of period (in thousands)                                        $   2,187      $ 1,920    $   951    $     153
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                        1.53%**      1.61%      1.66%        2.06%**
 Net investment loss                                                                (0.28)%**    (0.43)%    (0.62)%      (0.43)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        1.45%**      1.45%      1.55%        1.78%**
 Net investment loss                                                                (0.20)%**    (0.27)%    (0.51)%      (0.15)%**

(a)  Class R shares were first publicly offered on February 17, 2004.
(b)  Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    29

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                               Six Months
                                                                                 Ended                                8/11/04 (a)
                                                                                5/31/07     Year Ended Year Ended        to
CLASS Y                                                                       (unaudited)    11/30/06    11/30/05      11/30/04
Net asset value, beginning of period                                            $  13.82     $  13.48     $ 12.53     $    11.33
                                                                                --------     --------     -------     ----------
Increase from investment operations:
  Net investment income                                                         $   0.02     $   0.05     $     -(b)  $     0.03
  Net realized and unrealized gain on investments                                   1.01         0.36        1.34           1.17
                                                                                --------     --------     -------     ----------
    Net increase from investment operations                                     $   1.03     $   0.41     $  1.34     $     1.20
Distributions to shareowners:
  Net investment income                                                            (0.02)           -           -              -
  Net realized gain                                                                    -(b)     (0.07)      (0.39)             -
                                                                                --------     --------     -------     ----------
Net increase in net asset value                                                 $   1.03     $   0.34     $  0.95     $     1.20
                                                                                --------     --------     -------     ----------
Net asset value, end of period                                                  $  14.83     $  13.82     $ 13.48     $    12.53
                                                                                ========     ========     =======     ==========
Total return*                                                                       7.52%        3.03%      10.71%         10.59%***
Ratio of net expenses to average net assets+                                        0.86%**      0.80%       0.89%          1.09%**
Ratio of net investment income to average net assets+                               0.39%**      0.36%       0.14%          2.97%**
Portfolio turnover rate                                                               48%**        41%        140%            29%
Net assets, end of period (in thousands)                                        $622,363     $593,667     $516,919    $   31,385
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                       0.86%**      0.80%       0.89%          1.19%**
 Net investment income                                                              0.39%**      0.36%       0.14%          2.87%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                       0.86%**      0.80%       0.89%          1.09%**
 Net investment income                                                              0.39%**      0.36%       0.14%          2.97%**

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than $0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized.
+    Ratios with no reduction for fees paid indirectly.

30    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)
-------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Large Cap Equity Fund. Oak Ridge Large Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Oak Ridge Large Cap Equity Fund on February 10, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class B, Class C and Class R were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
-------------------------------------------------------------------------------

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's Prospectus. Please refer to these documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2007 there were no securities fair valued. Temporary cash investments are valued at net asset value and amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended November 30, 2006 was as follows:

-------------------------------------------------------------------------------
                                                                      2006
-------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                   $         -
Long-term capital gain                                              4,740,555
                                                                  -----------
    Total                                                         $ 4,740,555
                                                                  -----------
-------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2006:

-------------------------------------------------------------------------------
                                                                      2006
-------------------------------------------------------------------------------
Undistributed ordinary income                                     $   912,723
Undistributed long-term gain                                        1,308,581
Capital loss carryforward                                         (46,949,166)
Unrealized appreciation                                           125,727,153
                                                                 -------------
    Total                                                         $80,999,291
                                                                 -------------
-------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited) (continued)
-------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $15,669 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2007.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

     occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion. For the six months ended May 31, 2007, the net management fee was equivalent to 0.75% of average daily net assets.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Large Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.60% of its average daily net assets.

On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
-------------------------------------------------------------------------------

years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Fund approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Effective April 1, 2006, PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.20%, 2.10%, 2.10% and 1.45% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through April 1, 2009 for Class A shares, April 1, 2008 for Class B, Class C shares and Class R shares. There can be no assurance that Pioneer will extend these limitations beyond such periods. The Fund may terminate the expense limit agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement to be in the best interests of the Fund and its shareholders. Prior to April 1, 2006, Class A's expense limit was 1.30% and Class R's was 1.55%.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2007, $20,742 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $160,198 in transfer agent fees payable from PIMSS at May 31, 2007.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $4,637 in distribution fees payable to PFD at May 31, 2007.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSCs for Class R shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2007, CDSCs in the amount of $63,438 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2007, the Fund's expenses were reduced by $18,987 under such arrangements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
-------------------------------------------------------------------------------

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2007, the Fund had no borrowings under this agreement.

7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's (series', trust's) tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than November 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
-------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Daniel K. Kingsbury, Executive
Mary K. Bush                             Vice President
Margaret B.W. Graham                    Vincent Nave, Treasurer
Thomas J. Perna                         Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

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40

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                                                                              41

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42

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                                                                              43

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                           This page for your notes.

-------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
-------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                            1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                         1-800-225-4321

Retirement plans information                                 1-800-622-0176

Telecommunications Device for the Deaf (TDD)                 1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                            1-800-225-4240

Our internet e-mail address              ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                              www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------

                                     PIONEER
                                   -----------
                                    OAK RIDGE
                                    SMALL CAP
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/07

                              [LOGO]Pioneer
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              13

Schedule of Investments                                                      15

Financial Statements                                                         21

Notes to Financial Statements                                                28

Trustees, Officers and Service Providers                                     36

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the 12 months ending May 31, 2007, global stock markets were supported by relatively low short-term interest rates and generally strong economies. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 23% over the 12-month period. International developed and emerging markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 39%, respectively. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned roughly 7%. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 13%.

While still strong, the rate of U.S. economic growth has slowed over the past year. That was due in large part to a slowdown in new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. But slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and U.S. economic growth has slowed, but continuing growth at a slower rate appears more likely than a recession. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has

Letter

become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, the climate for investors continues to appear generally positive, although valuations are less attractive than they were a year ago and a correction after a period of strong performance is possible. Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Small Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the six months ended May 31, 2007.

Q: How did the market and the Fund perform during the semiannual reporting period?

A: The U.S. stock market continued its long stretch of robust performance during the past six months, as both strong underlying fundamentals and favorable supply-and-demand factors contributed to returns. Looking first at fundamentals, the U.S. economy continued to grow at a moderate pace without enough of an inflation threat to prompt the Federal Reserve Board to raise interest rates. Corporate earnings growth, despite slowing somewhat during the first quarter, came in well above the market's muted expectations. Also supporting performance was the activity of private equity firms, which purchase public companies at a premium in order to take them private. This provided a boost not just to the stocks of companies that were taken over, but also to those seen as simply having the potential to be buyout candidates. Small-cap growth stocks performed well in this environment, but on a relative basis small-caps lagged their large- and mid-cap counterparts.

     Against this backdrop, the Fund's Class A shares had a total return of 9.79% at net asset value for the six-month period ended May 31, 2007. The Fund slightly outperformed the 9.70% return of one of its benchmarks, the Russell 2000[RegTM] Growth Index, and also bested the 8.40% return of its other benchmark, the Russell 2000[RegTM] Index. However, the Fund trailed the 11.04% average return of the 581 funds in its Lipper peer group, Small Cap Growth Funds.

     To review, our focus is on finding stocks with exceptionally good long-term growth stories and a high level of visibility with regard to future growth. However, in a speculative environment that was fueled in part by investors' search for stocks likely to be bought out by private equity firms, the Fund was not able to provide the type of outperformance evident in its long-term numbers. From a longer-term standpoint, however, we believe our patience in holding reasonably valued, fundamentally sound companies will pay off. While past performance is no guarantee of future results, of

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     course, the potential value of this approach is illustrated by the fact that the Fund has outpaced the return of its benchmarks and its Lipper peer group over the three-, five- and ten-year periods.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What elements of the Fund's positioning helped performance during the past half-year?

A: We generated the largest degree of outperformance in the energy sector thanks to our positions in two stocks that outpaced their peers by a wide margin: Southwestern Energy and Petrohawk Energy. Southwestern has grown into a mid-cap stock, and as of the close of the period had the largest market capitalization of any stock in the Fund. Still, the company continues to execute well and we are maintaining the Fund's position. Petrohawk, meanwhile, has successfully integrated an acquisition it made in 2006 and in the view of many investors now represents a likely takeover target itself. The stock rose from $12.97 to $16.30 during the semiannual period.

     The Fund's second-best sector was technology, where the leading contributor was Seattle-based Aquantive, an Internet marketing company that received a bid from Microsoft in mid-May at a substantial premium. Its shares, which stood at $35.87 on May 17, closed at $63.79 the following day. Other notable winners in tech included Hittite Microwave, Ansys, and J2 Global Communications.

     In financials, another strong area for the Fund, we benefited from the continued outperformance of Jones Lang LaSalle. As a provider of a variety of real estate services to multinational corporations, the company has found its services in increasing demand as businesses continue to look for expansion opportunities overseas. Portfolio Recovery Associates, a collections

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07                            (continued)
--------------------------------------------------------------------------------

     company that we purchased on the belief that its valuation did not fully reflect its ability to consistently beat earnings estimates, came back into favor with investors in late April after reporting outstanding profit growth.

     The industrials sector rounds out the list of areas in which the Fund outperformed. The leading contributor here was Quanta Services, an outsourcing firm that services power and phone lines. A beneficiary of the rising investment in telecom infrastructure, its shares gained approximately 50% during the semiannual period. Also performing well was Idex, whose expanding health care business is seen as a positive for its long-term growth outlook.

Q:   What were some factors that weighed on Fund performance?

A: Our stock picks lagged the benchmarks in both segments of the consumer sector: staples and discretionary. In the former, much of our underperformance was the result of one stock: Central Garden & Pet. From its mid-November peak, the retailer declined steadily due to its poor execution and weaker-than-expected earnings growth. We ultimately sold the stock before the end of the period. The poor performance was more widespread in the discretionary sector, where a notable laggard was Hibbett Sporting Goods. The stock performed poorly after the company lowered its expectations for 2007 profit growth at its March conference call. We continue to hold the stock in the Fund based in part on its strong market position in the Southern region. Also weighing on returns was a stock we cited as a strong contributor in the November 2006 annual report to shareholders: Palomar Medical Technologies. The company's shares have slid due to investors' concerns that problems at its competitors foretold a downturn in Palomar's business, but we continue to like it as a long-term holding.

Q:   What is your outlook for growth stocks?

A: Coming into this year, the companies in the large-cap dominated S&P 500 Index had delivered double-digit earnings growth for thirteen consecutive quarters. This streak was broken in the first quarter of 2007, when earnings growth - despite exceeding analyst expectations - came in just above 8%. Notably, profit margins narrowed - likely a reflection of the fact that many companies have already cut expenses as far as possible and now face challenges on the cost front.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     In this environment, we believe investors will become increasingly selective and gravitate to the type of fundamentally sound, fast-growing smaller companies we hold in the Fund. Specifically, we think there will be an increased focus on the "classic" growth areas of the market, such as technology and health care. Both are sectors in which we have been increasing the Fund's weighting in recent months. Further, we expect that companies on the larger end of the small-cap asset class - the area of the market where this Fund is focused - will continue to find help from the buying activity of private equity investors. We believe these factors provide reason for continued optimism even after the robust performance of small-cap stocks during the past several years.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A PIE CHART]

(As a percentage of total investment portfolio)
U.S. Common Stocks                                             79.1%
Temporary Cash Investments                                     19.6%
Depositary Receipts for International Stocks                    1.3%

Sector Distribution
--------------------------------------------------------------------------------

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A PIE CHART]

(As a percentage of equity holdings)
Industrials                                                     24.0%
Information Technology                                          22.3%
Health Care                                                     20.9%
Consumer Discretionary                                          12.5%
Financials                                                       9.2%
Energy                                                           7.3%
Consumer Staples                                                 2.0%
Materials                                                        1.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   aQuantive, Inc.                                           5.09%
 2.   Southwestern Energy Co.                                   3.52
 3.   J2 Global Communications, Inc.                            2.93
 4.   Petrohawk Energy Corp.                                    2.78
 5.   Idex Corp.                                                2.77
 6.   Wolverine World Wide, Inc.                                2.62
 7.   Ansys, Inc.                                               2.55
 8.   Portfolio Recovery Associates, Inc.                       2.33
 9.   Haemonetics Corp.                                         2.30
10.   Hittite Microwave Corp.                                   2.24

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

   Class        5/31/07         11/30/06
   -----        -------         --------
    A           $28.71          $26.15
    B           $27.89          $25.52
    C           $26.24          $23.99

Distributions Per Share
--------------------------------------------------------------------------------

                                       12/1/06 - 5/31/07
                                       ------------------
                        Net Investment     Short-Term      Long-Term
                Class       Income       Capital Gains   Capital Gains
                -----       ------       -------------   -------------
                  A         $  -             $  -           $  -
                  B         $  -             $  -           $  -
                  C         $  -             $  -           $  -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. The Russell 2000 Index measures U.S. small-cap stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index and Russell 2000
Index.

Average Annual Total Returns
(As of May 31, 2007)

              Net Asset     Public Offering
Period       Value (NAV)     Price (POP)
10 Years        9.59%         8.94%
5 Years        11.69         10.37
1 Year         14.33          7.74

--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2007)
               Gross           Net
                1.56%          1.40%

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

               Pioneer
             Oak Ridge
             Small Cap          Russell 2000              Russell 2000
           Growth Fund          Growth Index                     Index
5/97             9,425                10,000                    10,000
5/99            10,136                12,040                    11,799
5/01            14,496                12,143                    13,706
5/03            12,553                 9,241                    12,521
5/05            18,312                12,518                    17,916
5/07            23,544                17,399                    25,193

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and Russell 2000 Index.

Average Annual Total Returns
(As of May 31, 2007)
                  If          If
Period           Held      Redeemed
10 Years          8.73%       8.73%
5 Years          10.77       10.77
1 Year           13.25        9.25

--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2007)
                    Gross        Net
                    2.38%       2.30%

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

                    Pioneer Oak
                Ridge Small Cap          Russell 2000              Russell 2000
                    Growth Fund          Growth Index                     Index
5/97                     10,000                10,000                    10,000
5/99                     10,597                12,040                    11,799
5/01                     14,932                12,143                    13,706
5/03                     12,738                 9,241                    12,521
5/05                     18,308                12,518                    17,916
5/07                     23,103                17,399                    25,193

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2008, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and Russell 2000 Index.

Average Annual Total Returns
(As of May 31, 2007)

               If          If
Period        Held      Redeemed
10 Years      8.76%       8.76%
5 Years      10.80       10.80
1 Year       13.36       13.36

Expense Ratio
(Per prospectus dated April 1, 2007)
              Gross         Net
             2.20%       2.20%

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

                      Pioneer Oak
                  Ridge Small Cap             Russell 2000            Russell 2000
                      Growth Fund             Growth Index                   Index
5/97                       10,000                   10,000                  10,000
5/99                       10,613                   12,040                  11,799
5/01                       14,954                   12,143                  13,706
5/03                       12,748                    9,241                  12,521
5/05                       18,307                   12,518                  17,916
5/07                       23,160                   17,399                  25,193

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on actual returns from December 1, 2006 through May 31, 2007.

Share Class                             A                B                C
--------------------------------------------------------------------------------
Beginning Account Value             $1,000.00        $1,000.00        $1,000.00
On 12/1/06
Ending Account Value                $1,097.90        $1,092.90        $1,093.80
(after expenses) On 5/31/07
Expenses Paid During Period*        $    7.32        $  12.00         $   11.59

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, and 2.22% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2006 through May 31, 2007.

Share Class                                   A             B             C
--------------------------------------------------------------------------------
Beginning Account Value                   $1,000.00     $1,000.00     $1,000.00
On 12/1/06
Ending Account Value (after expenses)     $1,017.95     $1,013.46     $1,013.86
On 5/31/07
Expenses Paid During Period*              $    7.04     $   11.55     $   11.15

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, and 2.22% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                  Value
              COMMON STOCKS - 96.8%
              Energy - 7.1%
              Oil & Gas Equipment & Services - 1.0%
 107,000      Superior Well Services, Inc.*                        $  2,773,440
                                                                   ------------
              Oil & Gas Exploration & Production - 6.1%
 474,000      Petrohawk Energy Corp.*                              $  7,726,200
 205,900      Southwestern Energy Co.*                                9,800,840
                                                                   ------------
                                                                   $ 17,527,040
                                                                   ------------
              Total Energy                                         $ 20,300,480
                                                                   ------------
              Materials - 1.7%
              Industrial Gases - 1.7%
 117,780      Airgas, Inc.                                         $  5,022,139
                                                                   ------------
              Total Materials                                      $  5,022,139
                                                                   ------------
              Capital Goods - 12.4%
              Aerospace & Defense - 4.8%
 190,200      AAR Corp.*(b)                                        $  6,181,500
  67,600      Moog, Inc.*                                             2,910,856
 231,000      Orbital Sciences Corp.*                                 4,760,910
                                                                   ------------
                                                                   $ 13,853,266
                                                                   ------------
              Construction & Engineering - 2.1%
 198,450      Quanta Services, Inc. (b)                            $  5,955,485
                                                                   ------------
              Construction & Farm Machinery & Heavy Trucks - 1.0%
  41,500      Bucyrus International, Inc.*                         $  2,944,425
                                                                   ------------
              Industrial Machinery - 4.5%
 204,503      Idex Corp.                                           $  7,709,744
  42,487      The Middleby Corp.*                                     5,269,663
                                                                   ------------
                                                                   $ 12,979,407
                                                                   ------------
              Total Capital Goods                                  $ 35,732,583
                                                                   ------------
              Commercial Services & Supplies - 7.3%
              Diversified Commercial Services - 5.4%
 189,515      Healthcare Services Group, Inc.                      $  5,281,783
 196,000      Mobile Mini, Inc.*(b)                                   5,919,200
  82,200      The Advisory Board Co.*                                 4,280,154
                                                                   ------------
                                                                   $ 15,481,137
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
              Environmental & Facilities Services - 1.9%
 179,285      Waste Connections, Inc.*                             $  5,525,564
                                                                   ------------
              Total Commercial Services & Supplies                 $ 21,006,701
                                                                   ------------
              Transportation - 3.5%
              Air Freight & Couriers - 2.0%
 155,510      Hub Group, Inc.*                                     $  5,750,760
                                                                   ------------
              Trucking - 1.5%
 236,695      Knight Transportation, Inc. (b)                      $  4,433,297
                                                                   ------------
              Total Transportation                                 $ 10,184,057
                                                                   ------------
              Consumer Durables & Apparel - 4.4%
              Footwear - 4.4%
 245,300      Iconix Brand Group, Inc.*                            $  5,457,925
 251,225      Wolverine World Wide, Inc.                              7,293,062
                                                                   ------------
                                                                   $ 12,750,987
                                                                   ------------
              Total Consumer Durables & Apparel                    $ 12,750,987
                                                                   ------------
              Consumer Services - 2.8%
              Education Services - 0.7%
  48,200      Bright Horizons Family Solutions, Inc.*              $  2,040,788
                                                                   ------------
              Restaurants - 2.1%
 165,800      California Pizza Kitchen, Inc.*(b)                   $  6,079,886
                                                                   ------------
              Total Consumer Services                              $  8,120,674
                                                                   ------------
              Retailing - 4.8%
              Distributors - 2.0%
 230,900      LKQ Corp.*(b)                                        $  5,765,573
                                                                   ------------
              Homefurnishing Retail - 1.4%
 144,600      Aaron Rents, Inc.                                    $  4,147,128
                                                                   ------------
              Specialty Stores - 1.4%
 139,500      Hibbett Sporting Goods, Inc.*(b)                     $  3,901,815
                                                                   ------------
              Total Retailing                                      $ 13,814,516
                                                                   ------------
              Household & Personal Products - 2.0%
              Household Products - 1.2%
  68,992      Church & Dwight Co., Inc.                            $  3,450,290
                                                                   ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                                  Value
              Personal Products - 0.8%
  56,700      USANA Health Sciences, Inc.*(b)                      $  2,204,496
                                                                   ------------
              Total Household & Personal Products                  $  5,654,786
                                                                   ------------
              Health Care Equipment & Services - 17.4%
              Health Care Distributors - 3.7%
  53,000      Animal Health International*                         $    659,850
 118,700      MWI Veterinary Supply, Inc.*                            4,577,072
 285,300      PSS World Medical, Inc.*                                5,349,375
                                                                   ------------
                                                                   $ 10,586,297
                                                                   ------------
              Health Care Equipment - 5.6%
 116,000      Kyphon, Inc.*                                        $  5,508,840
  86,250      Meridian Bioscience, Inc.                               1,821,600
 150,585      Palomar Medical Technologies*(b)                        5,856,251
  81,900      Sirona Dental Systems, Inc.*(b)                         2,837,835
                                                                   ------------
                                                                   $ 16,024,526
                                                                   ------------
              Health Care Facilities - 2.0%
 144,200      Psychiatric Solution, Inc.*                          $  5,626,684
                                                                   ------------
              Health Care Services - 3.9%
 117,725      American Healthways, Inc.*(b)                        $  5,488,340
 191,958      HealthExtras, Inc.*(b)                                  5,841,282
                                                                   ------------
                                                                   $ 11,329,622
                                                                   ------------
              Health Care Supplies - 2.2%
 129,055      Haemonetics Corp.*                                   $  6,406,290
                                                                   ------------
              Total Health Care Equipment & Services               $ 49,973,419
                                                                   ------------
              Pharmaceuticals & Biotechnology - 2.9%
              Biotechnology - 1.3%
  82,814      Digene Corp.*                                        $  3,685,223
                                                                   ------------
              Pharmaceuticals - 1.6%
 183,600      Sciele Pharma, Inc.*(b)                              $  4,538,592
                                                                   ------------
              Total Pharmaceuticals & Biotechnology                $  8,223,815
                                                                   ------------
              Banks - 1.2%
              Regional Banks - 1.2%
  99,135      PrivateBancorp, Inc. (b)                             $  3,324,988
                                                                   ------------
              Total Banks                                          $  3,324,988
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
              Diversified Financials - 2.3
              Specialized Finance - 2.3%
 109,665      Portfolio Recovery Associates, Inc. (b)              $  6,492,168
                                                                   ------------
              Total Diversified Financials                         $  6,492,168
                                                                   ------------
              Insurance - 3.4%
              Property & Casualty Insurance - 3.4
 101,655      ProAssurance Corp.*                                  $  5,745,541
 128,000      Tower Group, Inc.                                       4,052,480
                                                                   ------------
                                                                   $  9,798,021
                                                                   ------------
              Total Insurance                                      $  9,798,021
                                                                   ------------
              Real Estate - 2.0%
              Real Estate Management & Development - 2.0%
  50,495      Jones Lang LaSalle, Inc.                             $  5,892,767
                                                                   ------------
              Total Real Estate                                    $  5,892,767
                                                                   ------------
              Software & Services - 18.0%
              Application Software - 5.0%
  84,100      Ansoft Corp.*                                        $  2,694,564
 126,600      Ansys, Inc.*                                            7,109,856
 301,500      Informatica Corp.*                                      4,600,890
                                                                   ------------
                                                                   $ 14,405,310
                                                                   ------------
              Home Entertainment Software - 2.0%
 163,800      THQ, Inc.*                                           $  5,585,580
                                                                   ------------
              Internet Software & Services - 9.3%
 222,100      aQuantive, Inc.*                                     $ 14,167,757
 245,058      J2 Global Communications, Inc.*(b)                      8,167,783
 209,900      Radvision, Ltd.*                                        4,479,266
                                                                   ------------
                                                                   $ 26,814,806
                                                                   ------------
              Systems Software - 1.7%
  89,635      Micros Systems, Inc.*                                $  4,973,846
                                                                   ------------
              Total Software & Services                            $ 51,779,542
                                                                   ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Shares                                                                 Value
               Semiconductors - 3.6%
   153,442     Hittite Microwave Corp.*                            $  6,237,417
   176,000     Microsemi Corp.*(b)                                    4,056,800
                                                                   ------------
                                                                   $ 10,294,217
                                                                   ------------
               Total Semiconductors                                $ 10,294,217
                                                                   ------------
               TOTAL COMMON STOCKS
               (Cost $204,734,481)                                 $278,365,860
                                                                   ------------

Principal
   Amount
               TEMPORARY CASH INVESTMENTS - 23.6%
               Repurchase Agreement - 3.1%
$9,000,000     UBS Warburg, Inc., 4.95%, dated 5/31/07,
               repurchase price of $9,000,000 plus accrued
               interest on 6/1/07 collateralized by $9,033,000
               U.S. Treasury Bill, 4.75%, 12/31/08                 $  9,000,000
                                                                   ------------

    Shares
               Security Lending Collateral - 20.5%
58,919,354     Securities Lending Investment Fund, 5.26%          $  58,919,354
                                                                  -------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $67,919,354)                                 $  67,919,354
                                                                  -------------
               TOTAL INVESTMENT IN SECURITIES - 120.4%
               (Cost $272,653,835) (a)                            $ 346,285,214
                                                                  -------------
               OTHER ASSETS AND LIABILITIES - (20.4)%             $ (58,700,168)
                                                                  -------------
               TOTAL NET ASSETS - 100.0%                          $ 287,585,046
                                                                  =============

*    Non-income producing security.

(a) At May 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $272,676,919 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $75,327,821
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (1,719,526)
                                                                                -----------
       Net unrealized gain                                                      $73,608,295
                                                                                ===========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(b)  At April 30, 2007, the following securities were out on loan:

      Shares     Security                                                 Value
      34,000     AAR Corp.*                                         $ 1,105,000
       3,500     HealthExtras, Inc.*                                    106,505
     116,548     American Healthways, Inc.*                           5,433,468
      29,900     Hibbett Sporting Goods, Inc.*                          836,603
     234,328     Knight Transportation, Inc.                          4,388,963
     226,900     LKQ Corp.*                                           5,665,693
     173,700     Microsemi Corp.*                                     4,003,785
     119,279     Palomar Medical Technologies*                        4,638,760
      49,700     PrivateBancorp, Inc.                                 1,666,938
     181,764     Sciele Pharma, Inc.*                                 4,493,206
     195,573     Quanta Services, Inc.                                5,869,146
      29,609     J2 Global Communications, Inc.*                        986,868
      18,400     California Pizza Kitchen, Inc.*                        674,728
     194,040     Mobile Mini, Inc.*                                   5,860,008
     108,168     Portfolio Recovery Associates, Inc.                  6,403,546
      81,000     Sirona Dental Systems, Inc.*                         2,806,650
      56,133     USANA Health Sciences, Inc.*                         2,182,451
                                                                    -----------
                 Total                                              $57,122,318
                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2007 aggregated $87,370,549 and $112,472,475, respectively.

20    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $57,122,318) (cost $272,653,835)                               $346,285,214
  Receivables -
    Investment securities sold                                        6,036,229
    Fund shares sold                                                    223,880
    Dividends and interest                                              133,405
    Due from Pioneer Investment Management, Inc.                         41,167
  Other                                                                  49,776
                                                                   ------------
     Total assets                                                  $352,769,671
                                                                   ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                $  5,121,643
    Fund shares repurchased                                             921,549
    Upon return of securities loaned                                 58,919,354
  Due to bank                                                            37,082
  Due to affiliates                                                     140,170
  Accrued expenses                                                       44,827
                                                                   ------------
     Total liabilities                                             $ 65,184,625
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $206,383,152
  Accumulated net investment income loss                             (1,510,886)
  Accumulated net realized gain on investments                        9,081,401
  Net unrealized gain on investments                                 73,631,379
                                                                   ------------
     Total net assets                                              $287,585,046
                                                                   ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $232,992,332/8,115,110 shares)                 $      28.71
                                                                   ============
  Class B (based on $8,170,823/292,917 shares)                     $      27.89
                                                                   ============
  Class C (based on $46,421,891/1,769,041 shares)                  $      26.24
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A ($28.71 [divided by] 94.25%)                             $      30.46
                                                                   ============

The accompanying notes are an integral part of these financial statements.   21

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07

INVESTMENT INCOME:
  Dividends                                                $  363,541
  Interest                                                    205,137
  Income from securities loaned, net                           67,594
                                                           ----------
     Total investment income                                               $   636,272
                                                                           -----------
EXPENSES:
  Management fees                                          $1,165,148
  Transfer agent fees and expenses
    Class A                                                   451,416
    Class B                                                    21,046
    Class C                                                    71,815
  Distribution fees
    Class A                                                   276,517
    Class B                                                    39,613
    Class C                                                   235,714
  Administrative reimbursements                                30,842
  Custodian fees                                               16,059
  Registration fees                                             5,748
  Professional fees                                            22,251
  Printing expense                                             25,620
  Fees and expenses of nonaffiliated trustees                   1,872
  Miscellaneous                                                 3,224
                                                           ----------
     Total expenses                                                        $ 2,366,885
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                      (207,334)
     Less fees paid indirectly                                                 (12,393)
                                                                           -----------
     Net expenses                                                          $ 2,147,158
                                                                           -----------
       Net investment loss                                                 $(1,510,886)
                                                                           -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $ 6,583,102
                                                                           -----------
  Change in net unrealized gain on investments                             $20,360,271
                                                                           -----------
  Net gain on investments                                                  $26,943,373
                                                                           -----------
  Net increase in net assets resulting from operations                     $25,432,487
                                                                           ===========

22    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07 and the Year Ended 11/30/06, respectively

                                                           Six Months
                                                              Ended
                                                             5/31/07        Year Ended
                                                           (unaudited)       11/30/06
FROM OPERATIONS:
Net investment loss                                      $  (1,510,886)   $  (3,187,164)
Net realized gain on investments                             6,583,102       12,142,485
Change in net unrealized gain on investments                20,360,271       12,868,461
                                                         -------------    -------------
    Net increase in net assets resulting
     from operations                                     $  25,432,487    $  21,823,782
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.00 and $0.73 per share, respectively)    $           -    $  (6,136,382)
    Class B ($0.00 and $0.73 per share, respectively)                -         (233,618)
    Class C ($0.00 and $0.73 per share, respectively)                -       (1,481,744)
                                                         -------------    -------------
     Total distributions to shareowners                  $           -    $  (7,851,744)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  31,776,320    $  75,767,049
Reinvestment of distributions                                        -        5,473,013
Cost of shares repurchased                                 (54,020,301)     (91,517,380)
                                                         -------------    -------------
    Net decrease in net assets resulting from
     Fund share transactions                             $ (22,243,981)   $ (10,277,318)
                                                         -------------    -------------
    Net increase in net assets                           $   3,188,506    $   3,694,720
NET ASSETS:
Beginning of period                                        284,396,540      280,701,820
                                                         -------------    -------------
End of period                                            $ 287,585,046    $ 284,396,540
                                                         =============    =============
Accumulated net investment loss                          $  (1,510,886)   $           -
                                                         =============    =============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '07 Shares       '07 Amount      '06 Shares       '06 Amount
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                         1,145,165    $  30,704,051       2,765,947    $  71,647,756
Reinvestment of distributions               -                -         171,177        4,409,523
Less shares repurchased            (1,670,317)     (44,253,450)     (2,669,890)     (69,175,950)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (525,152)   $ (13,549,399)        267,234    $   6,881,329
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                             7,769    $     200,171          20,284    $     519,047
Reinvestment of distributions               -                -           6,234          156,747
Less shares repurchased               (42,913)      (1,103,443)       (132,358)      (3,348,340)
                                   ----------    -------------      ----------    -------------
    Net decrease                      (35,144)   $    (903,272)       (105,840)   $  (2,672,546)
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                            36,064    $     872,098         149,934    $   3,600,246
Reinvestment of distributions               -                -          38,356          906,743
Less shares repurchased              (355,798)      (8,663,408)       (792,706)     (18,993,090)
                                   ----------    -------------      ----------    -------------
    Net decrease                     (319,734)   $  (7,791,310)       (604,416)   $ (14,486,101)
                                   ==========    =============      ==========    =============

24    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                  5/31/07        Year Ended
CLASS A                                                         (unaudited)       11/30/06
Net asset value, beginning of period                            $   26.15         $ 24.84
                                                                ---------         -------
Increase (decrease) from investment operations:
 Net investment loss                                            $   (0.13)        $ (0.23)
 Net realized and unrealized gain (loss) on investments              2.69            2.27
                                                                ---------         -------
  Net increase (decrease) from investment operations            $    2.56         $  2.04
Distributions to shareowners:
 Net realized gain                                                      -           (0.73)
                                                                ---------         -------
Net increase (decrease) in net asset value                      $    2.56         $  1.31
                                                                ---------         -------
Net asset value, end of period                                  $   28.71         $ 26.15
                                                                =========         =======
Total return*                                                        9.79%           8.25%
Ratio of net expenses to average net assets+                         1.41%**         1.40%
Ratio of net investment loss to average net assets+                 (0.94)%**       (0.91)%
Portfolio turnover rate                                                65%**           29%
Net assets, end of period (in thousands)                        $ 232,992         $225,906
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.59%**         1.56%
 Net investment loss                                                (1.12)%**       (1.07)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.40%**         1.40%
 Net investment loss                                                (0.93)%**       (0.91)%

                                                               Year Ended    Year Ended    Year Ended      Year Ended
CLASS A                                                         11/30/05    11/30/04 (b)    11/30/03        11/30/02
Net asset value, beginning of period                            $ 22.86       $ 19.62       $ 14.43        $  18.58
                                                                -------       -------       -------        --------
Increase (decrease) from investment operations:
 Net investment loss                                            $ (0.18)      $ (0.14)      $ (0.25)       $  (0.22)(a)
 Net realized and unrealized gain (loss) on investments            2.37          3.38          5.44           (1.91)
                                                                -------       -------       -------        --------
  Net increase (decrease) from investment operations            $  2.19       $  3.24       $  5.19        $  (2.13)
Distributions to shareowners:
 Net realized gain                                                (0.21)            -             -           (2.02)
                                                                -------       -------       -------        --------
Net increase (decrease) in net asset value                      $  1.98       $  3.24       $  5.19        $  (4.15)
                                                                -------       -------       -------        --------
Net asset value, end of period                                  $ 24.84       $ 22.86       $ 19.62        $  14.43
                                                                =======       =======       =======        ========
Total return*                                                      9.64%        16.51%        35.97%         (13.30)%
Ratio of net expenses to average net assets+                       1.40%         1.79%         2.00%           2.00%
Ratio of net investment loss to average net assets+               (1.03)%       (1.49)%       (1.52)%         (1.40)%
Portfolio turnover rate                                              47%           24%           48%             46%
Net assets, end of period (in thousands)                        $208,017      $57,541       $15,529        $ 12,145
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.44%         2.06%         2.49%           2.34%
 Net investment loss                                              (1.07)%       (1.75)%       (2.01)%         (1.74)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.40%         1.79%         2.00%           2.00%
 Net investment loss                                              (1.03)%       (1.49)%       (1.52)%         (1.40)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(b) Effective February 13, 2004, PIM became the advisor of the Fund and simultaneously Oak Ridge LLC became the sub-advisor

The accompanying notes are an integral part of these financial statements.    25

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   Six Months
                                                                                      Ended
                                                                                     5/31/07
CLASS B                                                                            (unaudited)
Net asset value, beginning of period                                               $   25.52
                                                                                   ---------
Increase (decrease) from investment operations:
 Net investment loss                                                               $   (0.25)
 Net realized and unrealized gain on investments                                        2.62
                                                                                   ---------
  Net increase from investment operations                                          $    2.37
Distributions to shareowners:
 Net realized gain                                                                         -
                                                                                   ---------
Net increase in net asset value                                                    $    2.37
                                                                                   ---------
Net asset value, end of period                                                     $   27.89
                                                                                   =========
Total return*                                                                           9.29%
Ratio of net expenses to average net assets+                                            2.32%**
Ratio of net investment loss to average net assets+                                    (1.85)%**
Portfolio turnover rate                                                                   65%**
Net assets, end of period (in thousands)                                           $   8,171
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                           2.46%**
 Net investment loss                                                                   (1.99)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                           2.30%**
 Net investment loss                                                                   (1.83)%**

                                                                                 Year Ended   Year Ended   2/17/04 (a) to
CLASS B                                                                           11/30/06     11/30/05       11/30/04
Net asset value, beginning of period                                              $ 24.49      $ 22.74      $   19.75
                                                                                  -------      -------      ---------
Increase (decrease) from investment operations:
 Net investment loss                                                              $ (0.54)     $ (0.42)     $   (0.09)
 Net realized and unrealized gain on investments                                     2.30         2.38           3.08
                                                                                  -------      -------      ---------
  Net increase from investment operations                                         $  1.76      $  1.96      $    2.99
Distributions to shareowners:
 Net realized gain                                                                  (0.73)       (0.21)             -
                                                                                  -------      -------      ---------
Net increase in net asset value                                                   $  1.03      $  1.75      $    2.99
                                                                                  -------      -------      ---------
Net asset value, end of period                                                    $ 25.52      $ 24.49      $   22.74
                                                                                  =======      =======      =========
Total return*                                                                        7.22%        8.66%         15.14%***
Ratio of net expenses to average net assets+                                         2.31%        2.30%          2.51%**
Ratio of net investment loss to average net assets+                                 (1.82)%      (1.93)%        (2.19)%**
Portfolio turnover rate                                                                29%          47%            24%***
Net assets, end of period (in thousands)                                          $ 8,371      $10,625      $   5,949
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                        2.38%        2.33%          2.51%**
 Net investment loss                                                                (1.89)%      (1.96)%        (2.19)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        2.30%        2.30%          2.51%**
 Net investment loss                                                                (1.81)%      (1.93)%        (2.19)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
***  Not annualized
+    Ratios with no reduction for fees paid indirectly.
(a)  Class B shares were first publicly offered on February 17, 2004.

26    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  5/31/07      Year Ended   Year Ended
CLASS C                                                         (unaudited)     11/30/06     11/30/05
Net asset value, beginning of period                            $   23.99       $ 23.04      $ 21.39
                                                                ---------       -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                            $   (0.23)      $ (0.46)     $ (0.34)
 Net realized and unrealized gain (loss) on investments              2.48          2.14         2.20
                                                                ---------       -------      -------
  Net increase (decrease) from investment operations            $    2.25       $  1.68      $  1.86
Distributions to shareowners:
 Net realized gain                                                      -         (0.73)       (0.21)
                                                                ---------       -------      -------
Net increase (decrease) in net asset value                      $    2.25       $  0.95      $  1.65
                                                                ---------       -------      -------
Net asset value, end of period                                  $   26.24       $ 23.99      $ 23.04
                                                                =========       =======      =======
Total return*                                                        9.38%         7.33%        8.75%
Ratio of net expenses to average net assets+                         2.23%**       2.20%        2.22%
Ratio of net investment loss to average net assets+                 (1.77)%**     (1.72)%      (1.85)%
Portfolio turnover rate                                                65%**         29%          47%
Net assets, end of period (in thousands)                        $  46,422       $50,120      $62,059
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.23%**       2.20%        2.22%
 Net investment loss                                                (1.77)%**     (1.72)%      (1.85)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.22%**       2.20%        2.22%
 Net investment loss                                                (1.76)%**     (1.72)%      (1.85)%

                                                               Year Ended    Year Ended      Year Ended
CLASS C                                                       11/30/04 (b)    11/30/03        11/30/02
Net asset value, beginning of period                            $ 18.50       $ 13.71        $  17.88
                                                                -------       -------        --------
Increase (decrease) from investment operations:
 Net investment loss                                            $ (0.12)      $ (0.36)       $  (0.33)(a)
 Net realized and unrealized gain (loss) on investments            3.01          5.15           (1.82)
                                                                -------       -------        --------
  Net increase (decrease) from investment operations            $  2.89       $  4.79        $  (2.15)
Distributions to shareowners:
 Net realized gain                                                    -             -           (2.02)
                                                                -------       -------        --------
Net increase (decrease) in net asset value                      $  2.89       $  4.79        $  (4.17)
                                                                -------       -------        --------
Net asset value, end of period                                  $ 21.39       $ 18.50        $  13.71
                                                                =======       =======        ========
Total return*                                                     15.62%        34.94%         (14.01)%
Ratio of net expenses to average net assets+                       2.57%         2.75%           2.75%
Ratio of net investment loss to average net assets+               (2.26)%       (2.27)%         (2.15)%
Portfolio turnover rate                                              24%           48%             46%
Net assets, end of period (in thousands)                        $20,690       $   954        $    853
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      2.59%         3.24%           3.09%
 Net investment loss                                              (2.28)%       (2.76)%         (2.49)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.57%         2.75%           2.75%
 Net investment loss                                              (2.26)%       (2.27)%         (2.15)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(b) Effective February 13, 2004, PIM became the advisor of the Fund and simultaneously Oak Ridge LLC became the sub-advisor.

The accompanying notes are an integral part of these financial statements.    27

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Small Cap Equity Fund. Oak Ridge Small Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A and Class B shares in exchange for the Fund's Class A and Class C shares in a one-to-one exchange ratio, respectively, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Oak Ridge Small Cap Equity Fund on February 10, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Class B shares were first publicly offered on February 17, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's Prospectus. Please refer to these documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2007, there were no securities fair valued. Temporary cash investments are valued at net asset value and amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended November 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                2006
--------------------------------------------------------------------------------
  Distributions paid from
  Ordinary Income                                           $        -
  Long-term capital gain                                     7,851,744
                                                            ----------
    Total                                                   $7,851,744
                                                            ==========
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at November 30, 2006:

--------------------------------------------------------------------------------
                                                                2006
--------------------------------------------------------------------------------
  Undistributed long-term gain                              $ 2,521,381
  Unrealized Appreciation                                    53,248,025
                                                            -----------
    Total                                                   $55,769,406
                                                            ===========
--------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The difference between book bases and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $3,083 in underwriting commissions on the sale of Class A shares for the six months ended May 31, 2007.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, and Class C shares bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     determining that the value of the collateral remains at least equal to the repurchase price.

F.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion; and 0.80% of the excess over $1 billion. The management fees were equivalent to 0.85% of the average daily net assets for the period.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Small Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.75% of its average daily net assets.

On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Fund approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Effective April 1, 2006, PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.40%, 2.30% and 2.30%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2009 for Class A shares and through April 1, 2008 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such periods. The Fund may terminate the expense limit agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement to be in the best interests of the Fund and its shareholders.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On May 31, 2007, $6,859 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $130,227 in transfer agent fees payable to PIMSS at May 31, 2007.

4.   Distribution and Service Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $3,084 in distribution fees payable to PFD at May 31, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the six months ended May 31, 2007, CDSCs in the amount of $13,763 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2007, the Fund's expenses were reduced by $12,393 under such arrangement.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2007, the Fund had no borrowings under this agreement.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

7.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's (series', trust's) tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than November 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                          Officers
John F. Cogan, Jr., Chairman                      John F. Cogan, Jr., President
David R. Bock                                     Daniel K. Kingsbury, Executive
Mary K. Bush                                        Vice President
Margaret B.W. Graham                              Vincent Nave, Treasurer
Thomas J. Perna                                   Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.